The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

November 3, 2015

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Larry Greene, Division of Investment Management

Re:	The Royce Fund (the “Trust”)
File No. 811-03599

Dear Mr. Greene:

Enclosed herewith for filing with the Securities and Exchange Commission (the “Commission”) is the Trust’s Registration Statement on Form N-14 (the “N-14”). The N-14 provides information relating to the proposed reorganizations of Royce European Small-Cap Fund and Royce Global Value Fund into Royce International Premier Fund, each a series of the Trust. It is proposed that this filing will become effective on December 3, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”). The Trust expects to include the required record date information in a subsequent filing made on or about December 3, 2015 pursuant to Rule 497 under the 1933 Act.

If you have any questions or comments with respect to the N-14, please contact the undersigned at (212) 508-4578.

Very truly yours,

John E. Denneen
Secretary

Encs.